UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
      Name:    Pendragon Capital LLP
      Address: Berkeley Square House
	       4-19 Berkeley Square
               London W1J 6BR
               United Kingdom
      Form 13F File Number: 28-11844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Pennells
Title: Partner
Phone: 44-20-7907-8445
Signature,          Place,                      and Date of Signing:
John Pennells       London, United Kingdom      May 11, 2007

Report Type (Check only one.):
[X]    13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.)
[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 26
Form 13F Information Table Value Total: 550,925 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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FORM 13F INFORMATION TABLE
                                                    VALUE     SHARES/   SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS  CUISP      (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE      SHARED  NONE

AGERE SYS INC            COM             00845V308  27961     1242700   SH         SOLE               1242700   0       0
ALUMINUM CORP OF CHINA   ADR             022276109  7206      277800    SH         SOLE               277800    0       0
ANADARKO PETE CORP       COM             032511107  10852     252500    SH         SOLE               252500    0       0
ARCHSTONE SMITH OPER TR  NOTE 4.000% 7/1 039584AC1  13181     12500000  PRN        SOLE               12500000  0       0
BIOMET INC               COM             090613100  10138     238600    SH         SOLE               238600    0       0
CHENIERE ENERGY INC      COM NEW         16411R208  86089     2772583   SH         SOLE               2772583   0       0
ENERGY METALS CORP       COM             29271B106  1794      150000    SH         SOLE               150000    0       0
GAMMON LAKE RES INC      COM             364915108  8772      500000    SH         SOLE               500000    0       0
HEALTH CARE REIT INC     NOTE 4.750%12/0 42217KAP1  10744     10000000  PRN        SOLE               10000000  0       0
HERBALIFE LTD            COM             G4412G101  26511     677000    SH         SOLE               677000    0       0
KRONOS INC               COM             501052104  4214      78800     SH         SOLE               78800     0       0
NOVELIS INC              COM             67000X106  29443     667500    SH         SOLE               667500    0       0
NVR INC                  COM             62944T105  26177     39375     SH         SOLE               39375     0       0
PETROLEO BRASILEIRO SA P SPONSORED ADR   71654V101  51228     574822    SH         SOLE               574822    0       0
PRIDE INTL INC DEL       COM             74153Q102  13816     459001    SH         SOLE               459001    0       0
REALOGY CORP             COM             75605E100  20495     692166    SH         SOLE               692166    0       0
SERVICEMASTER CO         COM             81760N109  1097      71400     SH         SOLE               71400     0       0
SIERRA HEALTH SVCS INC   COM             826322109  25772     626600    SH         SOLE               626600    0       0
SWIFT TRANSN CO          COM             870756103  39028     1252500   SH         SOLE               1252500   0       0
TESORO CORP              COM             881609101  29073     290000    SH         SOLE               290000    0       0
TODCO                    COM             88889T107  7419      184000    SH         SOLE               184000    0       0
TRANSOCEAN INC           ORD             G90078109  4073      49900     SH         SOLE               49900     0       0
VALERO ENERGY CORP NEW   COM             91913Y100  20423     316628    SH         SOLE               316628    0       0
VIRGIN MEDIA INC         COM             92769L101  1206      47837     SH         SOLE               47837     0       0
WELLS FARGO & CO NEW     DBCV 5/0        949746FA4  25217     25000000  PRN        SOLE               25000000  0       0
WITNESS SYS INC          COM             977424100  48996     1819400   SH         SOLE               1819400   0       0

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